Performance Management	Nov. 01, 2024
DSS AmericaFirst Total Return Bond Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance:
Performance Narrative [Text Block]

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Class A shares for the last ten full calendar years. The sales charge is not reflected in the bar chart, and if it were, returns would be less than those shown. The performance table compares the performance of the Fund’s shares over time to the performance of a broad-based securities market index. Prior to November 1, 2024, the Fund followed a different investment strategy. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Updated performance information is available at no cost by calling 1-877-217-8501.

Performance Past Does Not Indicate Future [Text]	You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future
Bar Chart [Heading]	Performance Bar Chart For Calendar Years Ended December 31
Bar Chart [Table]
Bar Chart Footnotes [Text Block]
Best Quarter:	Dec-20	10.84%
Worst Quarter:	Sep-21	-22.82%

Bar Chart Closing [Text Block]	The year-to-date return as of the most recent calendar quarter which ended September 30, 2024, was 8.92%.
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	10.84%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(22.82%)
Lowest Quarterly Return, Date	Sep. 30, 2021
Performance Table Heading	Performance Table Average Annual Total Returns (For periods ended December 31, 2023)
Performance Table Uses Highest Federal Rate	After-tax returns are estimated and were calculated using the historical highest individual federal marginal income tax rates
Performance Table Not Relevant to Tax Deferred	after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts
Performance [Table]
Class A Shares	One Year	Five Years	Ten Years
Return before taxes	-8.72%	-2.89%	-3.36%
Return after taxes on distributions	-8.72%	-2.89%	-3.81%
Return after taxes on distributions and sale of Fund shares	-5.16%	-2.17%	-2.56%
Class I Shares
Return before taxes	-3.50%	-1.39%	-2.23%
Class U Shares
Return before taxes	-6.87%	-2.88%	-3.61%
Bloomberg US Aggregate Bond Index (1) (reflects no deduction for fees, expenses or taxes)	5.53%	1.10%	1.81%
Lipper Alternative Long/Short Equity Funds Index (2) (reflects no deduction for taxes)	10.17%	6.25%	3.65%

(1)	The Fund’s primary broad-based securities market index was changed to reflect the Fund’s new investment strategy. The Bloomberg US Aggregate Bond Index is an unmanaged index comprised of U.S. Investment grade bond market securities, including government, government agency, corporate and mortgage-backed securities and includes the reinvestment of interest.
(2)	The Fund’s prior primary broad-based securities market index was the Lipper Alternative Long/Short Equity Fund Index, which is an equal-dollar-weighted index of the largest mutual funds within Lipper’s Long/Short Equity classification, which is defined as those funds that employ portfolio strategies combining long holdings of equities with short sales of equity, equity options or equity index options.

Performance Table Closing [Text Block]

After-tax returns are estimated and were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only one Class and after-tax returns for other Classes will vary.

Performance Availability Phone [Text]	1-877-217-8501
DSS AmericaFirst Income Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance:
Performance Narrative [Text Block]

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Class A shares for the last ten full calendar years. The sales charge is not reflected in the bar chart, and if it were, returns would be less than those shown. The performance table compares the performance of the Fund’s shares over time to the performance of a broad-based market index and supplemental indexes. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Updated performance information is available at no cost by calling 1-877-217-8501.

Performance Past Does Not Indicate Future [Text]	You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future
Bar Chart [Heading]	Performance Bar Chart For Calendar Years Ended December 31
Bar Chart [Table]
Bar Chart Footnotes [Text Block]
Best Quarter:	Dec-20	13.64%
Worst Quarter:	Mar-20	-21.07%

Bar Chart Closing [Text Block]	The year-to-date return as of the most recent calendar quarter which ended September 30, 2024, was 11.56%.
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	13.64%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(21.07%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Performance Table Average Annual Total Returns (For periods ended December 31, 2023)
Performance Table Uses Highest Federal Rate	After-tax returns are estimated and were calculated using the historical highest individual federal marginal income tax rates
Performance Table Not Relevant to Tax Deferred	after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts
Performance [Table]
Class A Shares	One Year	Five Years	Ten Years
Return before taxes	1.54%	1.64%	-0.29%
Return after taxes on distributions	-2.47%	-1.80%	-3.36%
Return after taxes on distributions and sale of Fund shares	0.80%	-0.21%	-1.48%
Class I Shares
Return before taxes	6.57%	3.23%	0.90%
Class U Shares
Return before taxes	3.07%	1.55%	-0.59%
S&P 500® Total Return Index (1) (reflects no deduction for fees, expenses or taxes)	26.29%	15.70%	12.03%
Bloomberg US Aggregate Bond Index (2) (reflects no deduction for fees, expenses or taxes)	5.53%	1.10%	1.81%
Lipper Flexible Portfolio Funds Index (3) (reflects no deduction for taxes)	13.31%	8.63%	5.97%

(1)	The Fund has adopted the S&P 500® Total Return Index as its primary broad-based securities market index because Fund management believes it aligns more closely with the asset composition of the Fund and to comply with recent regulatory changes. The S&P 500® Total Return Index is an unmanaged composite of 500 large capitalization companies and includes the reinvestment of dividends.
(2)	The Bloomberg US Aggregate Bond Index is an unmanaged index comprised of U.S. Investment grade bond market securities, including government, government agency, corporate and mortgage-backed securities and includes the reinvestment of interest.
(3)	The Fund’s prior primary broad-based securities market index was the Lipper Flexible Portfolio Funds Index, which is composed of funds that allocate investments across various asset classes, including domestic common stocks, bonds, and money market instruments with a focus on total return.

Performance Table Closing [Text Block]

After-tax returns are estimated and were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only one Class and after-tax returns for other Classes will vary.

Performance Availability Phone [Text]	1-877-217-8501
DSS AmericaFirst Monthly Risk-On Risk-Off Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance:
Performance Narrative [Text Block]

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Class A shares for the last ten full calendar years. The sales charge is not reflected in the bar chart, and if it were, returns would be less than those shown. The performance table compares the performance of the Fund’s shares over time to the performance of a broad-based market index and a supplemental index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Updated performance information is available at no cost by calling 1-877-217-8501.

Performance Past Does Not Indicate Future [Text]	You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future
Bar Chart [Heading]	Performance Bar Chart For Calendar Years Ended December 31
Bar Chart [Table]
Bar Chart Footnotes [Text Block]
Best Quarter:	Dec-23	16.82%
Worst Quarter:	Mar-20	-14.38%

Bar Chart Closing [Text Block]	The year-to-date return as of the most recent calendar quarter which ended September 30, 2024, was 5.02%.
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	16.82%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(14.38%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Performance Table Average Annual Total Returns (For periods ended December 31, 2023)
Performance Table Uses Highest Federal Rate	After-tax returns are estimated and were calculated using the historical highest individual federal marginal income tax rates
Performance Table Not Relevant to Tax Deferred	after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Class A Shares	One Year	Five Years	Ten Years
Return before taxes	7.72%	1.55%	1.02%
Return after taxes on distributions	7.72%	1.55%	1.02%
Return after taxes on distributions and sale of Fund shares	4.57%	1.19%	0.79%
Class I Shares
Return before taxes	14.81%	3.90%	2.69%
Class U Shares
Return before taxes	9.98%	1.59%	0.79%
S&P 500® Total Return Index (1) (reflects no deduction for fees, expenses or taxes)	26.29%	15.70%	12.03%
Lipper Absolute Return Funds Index (2) (reflects no deduction for taxes)	8.29%	3.31%	2.00%

(1)	The Fund has adopted the S&P 500® Total Return Index as its primary broad-based securities market index to comply with recent regulatory changes. The S&P 500® Total Return Index is an unmanaged composite of 500 large capitalization companies and includes the reinvestment of dividends.
(2)	The Fund’s prior primary broad-based securities market index was the Lipper Absolute Return Funds Index, which is an equal-dollar-weighted index of the largest mutual funds within Lipper’s Absolute Return Funds classification, which is defined as those funds that aim for positive returns in all market conditions. The funds are not benchmarked against a traditional long-only market index but rather have the aim of outperforming a cash or risk-free benchmark.

Performance Table Closing [Text Block]

After-tax returns are estimated and were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only one Class and after-tax returns for other Classes will vary.

Performance Availability Phone [Text]	1-877-217-8501
DSS AmericaFirst Alpha Trends Factor Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance:
Performance Narrative [Text Block]

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Class A shares for each full calendar year since the Fund’s inception. The sales charge is not reflected in the bar chart, and if it were, returns would be less than those shown. The performance table compares the performance of the Fund’s shares over time to the performance of a broad-based securities market index and a supplemental index. Prior to November 1, 2024, the Fund followed a different investment strategy. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Updated performance information is available at no cost by calling 1-877-217-8501.

Performance Past Does Not Indicate Future [Text]	You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future
Bar Chart [Heading]	Performance Bar Chart For Calendar Year Ended December 31
Bar Chart [Table]
Bar Chart Footnotes [Text Block]
Best Quarter:	Jun-20	16.54%
Worst Quarter:	Mar-20	-25.96%

Bar Chart Closing [Text Block]	The year-to-date return as of the most recent calendar quarter which ended September 30, 2024, was 15.25%.
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	16.54%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(25.96%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Performance Table Average Annual Total Returns (For periods ended December 31, 2023)
Performance Table Uses Highest Federal Rate	After-tax returns are estimated and were calculated using the historical highest individual federal marginal income tax rates
Performance Table Not Relevant to Tax Deferred	after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Class A Shares	One Year	Five Years	Since Inception (1)
Return before taxes	8.00%	7.80%	6.52%
Return after taxes on distributions	8.00%	5.71%	4.68%
Return after taxes on distributions and sale of Fund shares	4.74%	5.29%	4.37%
Class I Shares
Return before taxes	14.04%	9.21%	7.76%
Class U Shares
Return before taxes	10.03%	7.54%	6.19%
S&P 500® Total Return Index (2) (reflects no deduction for fees, expenses or taxes)	26.29%	15.70%	13.29%
Lipper Multi-Cap Core Funds Index (3) (reflects no deduction for taxes)	24.23%	14.68%	10.22%

(1)	The inception date of the Fund’s shares is January 31, 2017.
(2)	The Fund’s primary broad-based securities market index was changed to reflect the Fund’s new investment strategy and to comply with recent regulatory changes. The S&P 500® Total Return Index is an unmanaged composite of 500 large capitalization companies and includes the reinvestment of dividends.
(3)	The Fund’s prior primary broad-based securities market index was the Lipper Multi-Cap Core Funds Index, which is composed of funds that, by portfolio practice, invest in a variety of market capitalization ranges without concentrating 75% of their equity assets in any one market capitalization range over an extended period of time. Multi-cap funds typically have between 25% to 75% of their assets invested in companies with market capitalizations (on a three-year weighted basis) above 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Multi-cap core funds have more latitude in the companies in which they invest. These funds typically have an average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P SuperComposite 1500 Index.

Performance Table Closing [Text Block]

After-tax returns are estimated and were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only one Class and after-tax returns for other Classes will vary.

Performance Availability Phone [Text]	1-877-217-8501